Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Leases

(4)   Leases

On March 13, 2023, the Company entered into a lease for approximately 5,038 square feet of office and warehouse space at 18 Technology Drive, Suite 110, Irvine, California 92618 and relocated its principal executive offices from our former San Clemente, California location to the Irvine, California location. The Irvine lease has a term of 36 months, commencing on May 1, 2023.

The Company does not have any short-term leases or financing lease arrangements. Lease and non-lease components are accounted for separately.

Operating lease costs were $0.1 million for both the three months ended March 31, 2025 and 2024. Variable lease costs were not material.

Supplemental information related to operating leases is as follows:

	March 31,	December 31,
Balance Sheet information	2025	2024
Operating lease ROU assets	$99	$116

Operating lease liabilities, current portion	$116	$115
Operating lease liabilities, long-term portion	14	41
Total operating lease liabilities	$130	$156

Cash flow information for the three months ended March 31,	2025	2024
Cash paid for amounts included in the measurement of operating leases liabilities	$28	$27

Maturities of operating lease liabilities were as follows as of March 31, 2025:

2025	$77
2026	59
Total lease payments	136
Less: imputed interest	(6)
Total lease liabilities	$130

Weighted-average remaining lease term at end of period (in years)	1.2
Weighted-average discount rate at end of period	6.9%

(7)	Leases

The Company had a noncancelable operating lease for office and warehouse space in San Clemente, California, which expired June 30, 2023. The Company also had an operating lease and warehouse space in Carlsbad, California, which expired June 30, 2022. On March 13, 2023, the Company entered into a lease for approximately 5,038 square feet of office and warehouse space at 18 Technology Drive, Suite 110, Irvine, California 92618 and relocated our principal executive offices from our former San Clemente, California location to the Irvine, California location. The Irvine, California lease has a term of 36 months commencing on May 1, 2023.

The Company does not have any short-term leases or financing lease arrangements and the effects of any lease modifications have not been material. Lease and non-lease components are accounted for separately.

The Company determines the lease term as the noncancelable period of the lease, and may include options to extend or terminated the lease when reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the balance sheet. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments. Right-of-use assets also include any lease payments made at or before lease commencement and any initial direct costs incurred, and exclude any lease incentives received.

Operating lease costs for the years ended December 31, 2024 and 2023, were $0.3 million and $0.3 million, respectively. Variable lease costs were not material.

Supplemental information related to operating leases is as follows:

	December 31,	December 31,
Balance Sheet information	2024	2023
Operating lease ROU assets	$116	$250

Operating lease liabilities, current portion	$115	$111
Operating lease liabilities, long-term portion	41	151
Total operating lease liabilities	$156	$262

Cash flow information for the twelve months ended December 31,	2024	2023
Cash paid for amounts included in the measurement of operating leases liabilities	$111	$228

Maturities of operating lease liabilities at December 31, 2024 were as follows:

2025	115
2026	59
Total lease payments	174
Less: imputed interest	18
Total lease liabilities	$156

Weighted-average remaining lease term at end of period (in years)	1.4
Weighted-average discount rate at end of period	6.9%